Acquisitions and License Agreements - Schedule of Intangible Assets Acquired (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	0 Months Ended							0 Months Ended				12 Months Ended
	Sep. 28, 2012	Sep. 28, 2012 Completed technology	Sep. 28, 2012 Customer relationships	Sep. 28, 2012 In-process research and development	Sep. 28, 2012 Trademarks	Jun. 26, 2012 Oridion Systems Ltd.	Jun. 26, 2012 Oridion Systems Ltd. Completed technology	Jun. 26, 2012 Oridion Systems Ltd. Customer relationships	May 15, 2012 superDimension, Ltd.	May 15, 2012 superDimension, Ltd. Completed technology	May 15, 2012 superDimension, Ltd. Customer relationships	May 15, 2012 superDimension, Ltd. In-process research and development	May 15, 2012 superDimension, Ltd. Trademarks	Jan. 05, 2012 BARRX Medical, Inc.	Jan. 05, 2012 BARRX Medical, Inc. Completed technology	Jan. 05, 2012 BARRX Medical, Inc. Customer relationships	Sep. 28, 2012 All Other Acquisitions	Sep. 28, 2012 All Other Acquisitions Completed technology	Sep. 28, 2012 All Other Acquisitions Customer relationships	Sep. 28, 2012 All Other Acquisitions In-process research and development
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	13 years	14 years	11 years		5 years	13 years	15 years	11 years	11 years	11 years	12 years		6 years	13 years	15 years	11 years	13 years	14 years	7 years
Intangible assets	$ 492					$ 142			$ 84					$ 139			$ 127
Amortizable intangible assets		303	162		2		67	75		47	26		2		85	54		104	7
Non-amortizable intangible assets				$ 25								$ 9								$ 16